Stock Based Compensation Plans: (Tables)	3 Months Ended
Mar. 31, 2013
Share option transactions

Share option transactions for the three months ended March 31, 2013 and 2012 are as follows:

	2013		2012
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Options outstanding - beginning of period	6,753,188	$ 1.77	5,185,188	$ 1.42
Options exercised	(285,240)	0.36	(5,000)	1.82
Options granted	-	-	1,620,500	2.89
Options outstanding - end of period	6,467,948	$ 1.83	6,800,688	$ 1.77

Options exercisable - end of period	4,849,198	$ 1.82	3,382,288	$ 1.33

Options outstanding and exercisable

The following table relates to stock options at March 31, 2013:

	Outstanding Options				Exercisable Options
Exercise Price Range	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)
$0.29 - $0.29	816,448	$0.29	$2,049,284	0.68	816,448	$0.29	$2,049,284	0.68
$0.73 - $0.73	456,000	$0.73	943,920	0.96	456,000	$0.73	943,920	0.96
$1.82 - $1.82	2,625,000	$1.82	2,572,500	2.76	1,956,250	$1.82	1,917,125	2.76
$1.92 - $1.92	950,000	$1.92	836,000	8.19	-	-	-	-
$2.89 - $2.89	1,620,500	$2.89	-	3.84	1,620,500	$2.89	-	3.84
$0.29 - $2.89	6,467,948	$1.83	$6,401,704	3.44	4,849,198	$1.82	$4,910,329	2.60

Weighted average assumptions

The weighted average grant date fair value of options granted during the three months ended March 31, 2012 was calculated at $1.22. No options have been granted in 2013.The fair value of options granted in 2012 was determined using the Black-Scholes model based on the following weighted average assumptions:

Risk free interest rate	0.29%
Expected term	2.9 years
Expected volatility	65%
Dividend yield	nil